Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details)	12 Months Ended								0 Months Ended				0 Months Ended				0 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]	May 27, 2014 Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]	May 27, 2014 Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member] Scenario, Plan [Member]	Dec. 31, 2014 Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]	Jun. 24, 2014 Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]	May 27, 2014 Shanghai Junxin Real Estate Company [Member] USD ($)	May 27, 2014 Shanghai Junxin Real Estate Company [Member] CNY	Dec. 31, 2014 Shanghai Junxin Real Estate Company [Member] USD ($) item	Dec. 31, 2014 Shanghai Junxin Real Estate Company [Member] CNY	Jun. 24, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] USD ($)	Jun. 24, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] USD ($) item	Dec. 31, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Sep. 15, 2014 Changsha Wanzhuo [Member] USD ($)	Sep. 15, 2014 Changsha Wanzhuo [Member] CNY	Dec. 31, 2014 Changsha Wanzhuo [Member] USD ($) item	Dec. 31, 2014 Changsha Wanzhuo [Member] CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] Sales Revenue, Net [Member] Revenues From Consolidated VIE [Member]	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] Consolidation, Eliminations [Member] USD ($)	Dec. 31, 2014 Shanghai Junxin Real Estate Company [Member] CNY	Dec. 31, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2014 Changsha Xinyuan Wanzhuo Real Estate Co. Ltd [Member] CNY
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group											51.00%	51.00%			95.00%	95.00%			75.00%	75.00%				51.00%	95.00%	75.00%
Paid-up Capital											$ 800,000	5,000,000			$ 48,800,000	300,000,000			$ 16,300,000	100,000,000				5,000,000	300,000,000	100,000,000
Noncontrolling owners interest (percentage)									49.00%	49.00%			5.00%	5.00%			25.00%	25.00%
Proceeds from other debt									81,200,000	497,600,000			111,700,000	685,000,000			65,400,000	400,000,000
Debt term									2 years	2 years			2 years	2 years			9 months	9 months
Stated rate				11.50%	11.50%	15.50%	11.24%	11.24%									12.00%	12.00%
Number of projects under construction											1	1			1	1			1	1
Current assets	3,070,458,659	2,244,527,950																			681,567,691
Non-current assets																					2,268,129
TOTAL ASSETS	3,231,526,234	2,382,099,592	1,566,380,606																		683,835,820
Current liabilities	1,592,632,813	807,373,311																			537,233,210
Non-current liabilities																					82,124,393
Total liabilities	2,270,914,541	1,429,464,049																			619,357,603
Revenue	919,747,673	897,738,056	914,798,552																		25,715,106
Cost of revenue	(677,582,117)	(598,740,190)	(634,763,270)																		(21,406,445)
Net loss	48,515,730	126,356,264	156,997,595																		(1,702,533)
Net cash used in operating activities	(884,314,436)	(213,324,143)	182,720,894																		(252,000,125)
Net cash used in investing activities	(15,891,636)	(99,961,602)	(354,004)																		(799,144)
Net cash provided by financing activities	455,065,629	393,912,695	(6,781,779)																		358,987,226
Amounts due to subsidiaries of the Group																							214,657,398
Land use right securing long-term debt																					$ 404,133,649
Percentage of revenue																						2.80%